Series C Preferred Stock and Rights Offering (Details) - USD ($)						9 Months Ended	12 Months Ended
	Dec. 20, 2024	Dec. 28, 2023	Dec. 29, 2022	Oct. 09, 2020	Sep. 01, 2020	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2020
Series C Preferred Stock
Rights Offering.
Cash dividend (as percent)	3.00%	3.00%	3.00%
Aggregated dividend amount	$ 1,275,000	$ 1,275,000	$ 1,275,000
Dividend per share	$ 31.86	$ 31.86	$ 31.86
Percentage of dividend on liquidation preference to be paid in cash							3.00%
Preferred stock, increase in liquidation preference rate (in percentage)						5.00%
Preferred stock, cumulative liquidation value						$ 1,593,000
Preferred stock, increase in liquidation preference price (in dollars per share)						$ 40
Preferred stock, cumulative liquidation value	$ 42,483,286					$ 44,076,000	$ 42,483,000	$ 42,483,000
Preferred stock liquidation preference per share						$ 1,102	$ 1,062	$ 1,062	$ 1,062
Rights Offering
Rights Offering.
Number of subscription rights to be held for purchase of a unit					1,105
Number of units entitled for subscription rights held					1		1
Subscription price per unit of a right					$ 1,090
Number of common stock eligible for each warrant become exercisable					1						1
Number of units sold					40,000
Issued and gross proceeds					$ 43,600,000
Rights Offering | Common Stock
Rights Offering.
Rights offering, proceeds net of expenses					$ 3,600,000
Rights Offering | Investment Agreement | Icahn Capital LP
Rights Offering.
Number of units sold				40,000
Issued and gross proceeds				$ 43,600,000
Rights Offering | Series C Preferred Stock
Rights Offering.
Number of common shares for unit					750
Rights offering, proceeds net of expenses					$ 40,000,000
Percentage of dividend on liquidation preference to be paid in cash					3.00%
Annual increase in percentage of the liquidation preference per share, if dividend not paid in cash					5.00%
Preferred stock liquidation preference per share					$ 1,000					$ 1,062